UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30,2007

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   31-Oct-07

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          110

Form 13F Information Table Value Total:      $148,379

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      519     9093 SH       Sole                                       9093
AT & T Corp.                   COM              00206R102      283     6684 SH       Sole                                       6684
Abbott Laboratories            COM              002824100      284     5300 SH       Sole                                       5300
                                                                54     1000 SH       Defined                                    1000
Adobe Systems Inc.             COM              00724f101     2325    53243 SH       Sole                    11195             42048
                                                                73     1675 SH       Defined                                    1675
Alltel Corp                    COM              020039103     2772    39775 SH       Sole                     8565             31210
                                                                49      700 SH       Defined                    50               650
American Express Co.           COM              025816109     2888    48645 SH       Sole                     9573             39072
                                                                79     1325 SH       Defined                                    1325
Archer-Daniels-Midland Company COM              039483102     1722    52056 SH       Sole                    11605             40451
                                                                26      800 SH       Defined                                     800
Auto Data Processing           COM              053015103     2089    45482 SH       Sole                     8935             36547
                                                                59     1275 SH       Defined                                    1275
Bank of America Corp.          COM              060505104     3875    77088 SH       Sole                    11640             65448
                                                              1555    30935 SH       Defined                    75             30860
Becton, Dickinson & Company    COM              075887109     2617    31901 SH       Sole                     6775             25126
                                                               119     1450 SH       Defined                                    1450
Broadridge Financial Solutions COM              11133T103      209    11041 SH       Sole                     2271              8770
                                                                 6      336 SH       Defined                                     336
C.R. Bard Inc.                 COM              067383109     2930    33227 SH       Sole                     6655             26572
                                                               108     1225 SH       Defined                    25              1200
Chubb Corp.                    COM              171232101     2220    41389 SH       Sole                     8660             32729
                                                                44      825 SH       Defined                    50               775
Cisco Systems, Inc.            COM              17275R102     1956    59040 SH       Sole                    12825             46215
                                                                28      850 SH       Defined                                     850
Cohen Steers Realty Ishares    COM              464287564     1427    15305 SH       Sole                     2730             12575
                                                                53      565 SH       Defined                    40               525
Colgate Palmolive              COM              194162103      385     5400 SH       Sole                                       5400
Danaher Corp.                  COM              235851102     4307    52074 SH       Sole                     8300             43774
                                                               136     1645 SH       Defined                                    1645
Disney (Walt) Holding Co.      COM              254687106      131     3806 SH       Sole                                       3806
                                                               127     3680 SH       Defined                                    3680
Dow-Jones AIG Commodity ETN    COM              06738C778     2377    44200 SH       Sole                     6875             37325
                                                                66     1230 SH       Defined                    80              1150
Electronic Arts, Inc.          COM              285512109     1573    28100 SH       Sole                     6330             21770
                                                                38      675 SH       Defined                                     675
Emerson Electric Company       COM              291011104     2805    52704 SH       Sole                     9640             43064
                                                               121     2275 SH       Defined                    50              2225
Exxon Mobil Corp.              COM              30231G102     5926    64025 SH       Sole                    10664             53361
                                                               723     7810 SH       Defined                                    7810
Federal Express Corporation    COM              31428X106     2564    24479 SH       Sole                     4315             20164
                                                                34      325 SH       Defined                                     325
Fiserv Inc.                    COM              337738108     2484    48844 SH       Sole                     9700             39144
                                                                83     1625 SH       Defined                    50              1575
General Electric Co.           COM              369604103     4527   109342 SH       Sole                    16010             93332
                                                               531    12825 SH       Defined                                   12825
GlaxoSmithKline ADR            ADR              37733W105      440     8267 SH       Sole                      900              7367
                                                               164     3076 SH       Defined                                    3076
Hess Corporation               COM              42809h107      534     8020 SH       Sole                     1925              6095
                                                                80     1200 SH       Defined                                    1200
Home Depot                     COM              437076102     1830    56399 SH       Sole                     8860             47539
                                                                28      870 SH       Defined                                     870
IBM Corp.                      COM              459200101      209     1775 SH       Defined                                    1775
Johnson & Johnson              COM              478160104     1998    30410 SH       Sole                     7027             23383
                                                                59      900 SH       Defined                                     900
Johnson Controls Inc.          COM              478366107     2650    22436 SH       Sole                     5555             16881
                                                                77      650 SH       Defined                                     650
KeyCorp New                    COM              493267108     1927    59619 SH       Sole                    12905             46714
                                                                54     1675 SH       Defined                                    1675
MSCI EAFE Ishares              COM              464287465     6485    78525 SH       Sole                    10800             67725
                                                               288     3490 SH       Defined                   290              3200
MSCI Emerging Markets Ishares  COM              464287234     4409    29499 SH       Sole                     3795             25704
                                                               191     1278 SH       Defined                    33              1245
Marriott Intl Inc New CL A     COM              571903202      274     6300 SH       Sole                      400              5900
McGraw-Hill Inc.               COM              580645109     2895    56874 SH       Sole                    10971             45903
                                                               109     2140 SH       Defined                                    2140
P P G Industries Inc.          COM              693506107     2184    28911 SH       Sole                     6035             22876
                                                                34      450 SH       Defined                                     450
PepsiCo Inc.                   COM              713448108     3524    48096 SH       Sole                    11342             36754
                                                               540     7375 SH       Defined                                    7375
Pfizer Inc.                    COM              717081103      149     6093 SH       Sole                      290              5803
                                                               132     5400 SH       Defined                                    5400
Pitney-Bowes Inc.              COM              724479100      236     5200 SH       Sole                                       5200
Procter & Gamble Co.           COM              742718109     1994    28353 SH       Sole                     2137             26216
                                                               288     4100 SH       Defined                                    4100
Quest Diagnostics              COM              74834l100     3417    59152 SH       Sole                    10185             48967
                                                                97     1675 SH       Defined                   100              1575
Regions Financial Corp.        COM              7591ep100     1583    53703 SH       Sole                    11568             42135
                                                               224     7610 SH       Defined                                    7610
S&P Mid Cap 400 Ishares        COM              464287507     6956    78881 SH       Sole                    10640             68241
                                                               227     2575 SH       Defined                   150              2425
S&P Small Cap 600 Ishares      COM              464287804     4614    66147 SH       Sole                     9245             56902
                                                               170     2435 SH       Defined                   135              2300
Schlumberger Ltd.              COM              806857108     5763    54883 SH       Sole                    10000             44883
                                                               391     3720 SH       Defined                                    3720
Sigma Aldrich Corp.            COM              826552101     3154    64715 SH       Sole                    12415             52300
                                                               113     2325 SH       Defined                                    2325
Southern Company               COM              842587107     3403    93801 SH       Sole                    15971             77830
                                                               396    10915 SH       Defined                   300             10615
Standard & Poor's 500 Dep. Rec COM              78462f103     1423     9328 SH       Sole                      569              8759
                                                                25      165 SH       Defined                                     165
Stryker Corp.                  COM              863667101     5930    86243 SH       Sole                    11516             74727
                                                                70     1025 SH       Defined                                    1025
Supervalu Inc.                 COM              868536103     2085    53457 SH       Sole                    10255             43202
                                                                61     1575 SH       Defined                    50              1525
Tortoise Energy Infrastructure COM              89147l100     2846    83840 SH       Sole                    16335             67505
                                                               104     3075 SH       Defined                                    3075
U.S. Bancorp Del New           COM              902973304     1910    58714 SH       Sole                    12830             45884
                                                               330    10150 SH       Defined                                   10150
United Healthcare Corp.        COM              91324p102     2337    48260 SH       Sole                     9510             38750
                                                                34      700 SH       Defined                                     700
United Technologies Corp.      COM              913017109     3984    49505 SH       Sole                     8060             41445
                                                               207     2575 SH       Defined                   350              2225
Wachovia Corp New              COM              929903102      372     7412 SH       Defined                                    7412
Wal Mart Stores Inc.           COM              931142103      261     5971 SH       Sole                                       5971
Walgreen Company               COM              931422109     2128    45040 SH       Sole                     9409             35631
                                                               139     2940 SH       Defined                                    2940
Weyerhaeuser Co.               COM              962166104      473     6538 SH       Sole                      450              6088
                                                                61      850 SH       Defined                                     850